UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

Annual Report
September 30, 2018

American Customer Satisfaction ETF
Ticker: ACSI

Brand Value ETF
Ticker: BVAL

Reverse Cap Weighted U.S. Large Cap ETF
Ticker: RVRS

Exponential ETFs

Exponential ETFs

LETTERS TO SHAREHOLDERS
(Unaudited)

The American Customer Satisfaction ETF

The American Customer Satisfaction ETF (“ACSI” or the “Fund”) tracks the American Customer Satisfaction Investible Index (“ACSII”). The Fund, via its index, utilizes proprietary customer satisfaction data to invest in companies with above average customer satisfaction scores within their respective industries. The strategy utilizes customer satisfaction metrics for over 350 brands, representing over 150 large capitalization securities for potential inclusion in the Index. Sector constraints are applied at the time of Index rebalance with the intention of providing a diversified portfolio across all US sectors. All equity securities within the Index are listed on a major US stock exchange and measured by the American Customer Satisfaction Index LLC.

The Advisor believes that companies who possess higher satisfaction among their customers have higher cash flows, higher profitability, and higher relative stock appreciation over the long term. The source of this data – The American Customer Satisfaction Index – is recognized as a world leader in the measurement and analysis of customer satisfaction. It is the only national cross-industry measure of customer satisfaction in the United States.

For the Annual period ending September 30, 2018, ACSI generated a total return of 18.02% (NAV) and 17.88% (Market). This compares to the 18.86% total return of its Index, the ACSII, and the 17.91% total return of the benchmark, the S&P 500, for the same period.

From a sector perspective, Information Technology, Consumer Discretionary, and Health Care were the leading contributors while Real Estate, Materials, and Energy were the leading detractors. Sector contributors benefitted from the early FAANG trade, the overall rebound in retail, and the increasing demand for healthcare services. Conversely, sector detractors included those represented by sector ETFs. These sectors have no meaningful measurement of customer satisfaction as they, generally, do not engage in business-to-consumer activities. Sector ETFs are included to provide an asset allocation similar to the broader market.

Reviewing individual stocks, leading contributors included Amazon, Apple, and Vonage, all of which had the highest customer satisfaction scores in their aggregate industries.  Conversely, leading detractors included L Brands, JC Penney, and Sears. JC Penney and Sears scored poorly in their respective industries.

During this period, the Fund’s methodology was adjusted to incorporate only companies whose customer satisfaction score was above average for its industry. By doing so, the Advisor believes that the portfolio will benefit through a more concentrated portfolio, with only the highest conviction stocks.

Brand Value ETF

The Brand Value ETF (“BVAL” or the “Fund”) tracks the EQM Brand Value Index (“BVAL Index”).  By tracking the BVAL Index, the Brand Value ETF seeks to identify companies worthy of investment that exhibit a discount of brand and intangible asset value relative to market cap, as well as show operational efficiencies.  The

Exponential ETFs

LETTERS TO SHAREHOLDERS
(Unaudited) (Continued)

strategy uses a rules-based methodology designed to show that brands and intangible assets are key in identifying undervalued companies in the U.S.

Prior to June 1, 2018, the ETF tracked the BrandTransact 50 Index (“BTW50”).

For the Annual period ending September 30, 2018, BVAL generated a total return of 9.25% (NAV) and 9.26% (Market). This compares to the 9.86% total return of its blended Index, and the 17.91% total return of the benchmark, the S&P 500, for the same period.

Leading contributors to Fund performance include the Consumer Discretionary, Information Technology, and Consumer Staples sectors. From an individual stock perspective, Ralph Lauren, Intel, Macy’s, Kohl’s, and Nike were the top contributors.

Leading detractors to Fund performance include the Industrial, Telecommunication, and Financial sectors. From an individual stock perspective, Revlon, General Electric, Newell Brand, Big Lots, and JC Penney were the top detractors.

Reverse Cap Weighted U.S. Large Cap ETF

The Reverse Cap Weighted U.S. Large Cap ETF (“RVRS” or the “Fund”) commenced operations on October 31, 2017 and tracks the Reverse Cap Weighted US Large Cap Index (“REVERSE”). The Fund, via its index, provides exposure to the companies in the S&P 500 index. However, while traditional market cap weighted indexes such as the S&P 500 weight companies inside the index by their relative market capitalization, RVRS does the opposite, weighting companies by the inverse of their relative market cap. By investing smallest-to-biggest, the fund tilts investment exposure to the smaller end of the market cap spectrum within the large cap space.

Since inception (10/31/2017), for the fiscal period ended September 30, 2018, RVRS generated a total return of 12.78% (NAV) and 12.83% (Market). This compares to the 12.91% total return of its Index, REVERSE, and the 15.22% total return of the benchmark, the S&P 500, for the same period.

Leading contributors to Fund performance include the Consumer Discretionary, Information Technology, and Industrial sectors. From an individual stock perspective, Advanced Micro Devices, Foot Locker, Ralph Lauren, TripAdvisor, and CSRA were the top contributors.

Leading detractors to Fund performance include the Telecommunication Services, Materials, and Consumer Staples sectors. From an individual stock perspective, Signet Jewelers, Patterson Companies, Chesapeake Energy, Brighthouse Financial, and IPG Photonics were the top detractors.

Must be preceded or accompanied by a prospectus

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  For a complete listing of the Funds’ holdings, please refer to the Schedules of Investments in this report.

Exponential ETFs

LETTERS TO SHAREHOLDERS
(Unaudited) (Continued)

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). Because the Index is composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. To the extent the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors.

American Customer Satisfaction Investable Index is an objective, rules-based methodology to measure the performance of (i) large capitalization U.S.-listed companies whose customers have been surveyed and who have been assigned a customer satisfaction score as part of the Customer Satisfaction Data (collectively, “ACSI Companies”) and (ii) U.S. sector-specific exchange-traded funds (“ETFs”) used by the Index to supplement its exposure to sectors for which there are too few ACSI Companies to achieve the target sector weights at the time of each rebalance. The Index is sector-weighted to reflect the overall U.S. large cap market, and security-weighted based on the Customer Satisfaction Data. You cannot invest directly in an index.

The S&P 500 Index is a widely recognized capitalization-weighted Index of 500 common stock prices in U.S. companies.

Cash flow is the total amount of money being transferred into and out of a business, especially as affecting liquidity.

FAANG is an acronym for the market’s five most popular and high performing tech stocks – Facebook, Apple, Amazon, Netflix and Google (now Alphabet, Inc.).

BrandTransact 50 Index measures the performance of 50 publicly-traded U.S. companies based on a proprietary analysis of the value of their brand relative to their market capitalization. Companies included in the Index are equally weighted at the time of each annual reconstitution of the Index each August 31. You cannot invest directly in an index.

The EQM Brand Value Index has a proprietary method of analyzing unrealized value to identify companies whose share value has not been fully recognized by the U.S. markets. The index is rules-based and equally weights constituent companies

Exponential ETFs

LETTERS TO SHAREHOLDERS
(Unaudited) (Continued)

exhibiting a discount of brand and intangible asset value to market cap and show operational efficiency. Created in 2018, the EQM Brand Value Index is designed to show that brands and intangible assets are key in identifying undervalued companies in the U.S. You cannot invest directly in an index.

The Reverse Cap Weighted U.S. Large Cap Index is a rules-based, reverse capitalization weighted index comprised of the 500 largest U.S.-listed companies as measured by their free-float market capitalization contained within the S&P 500 universe. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller-end of the large-cap spectrum, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large-cap market. You cannot invest directly in an index.

Distributed by Quasar Distributors, LLC

American Customer Satisfaction ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

		Since
Average Annual Returns		Inception
Period Ending September 30, 2018	1 Year	(10/31/2016)
American Customer Satisfaction ETF – NAV	18.02%	18.31%
American Customer Satisfaction ETF – Market	17.88%	18.35%
American Customer Satisfaction Investable Index	18.86%	19.28%
S&P 500 Index	17.91%	20.29%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2016 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Brand Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

		Since
Average Annual Returns		Inception
Period Ending September 30, 2018	1 Year	(6/12/2017)
Brand Value ETF – NAV	9.25%	7.28%
Brand Value ETF – Market	9.26%	7.29%
BrandTransact 50 Index/EQM Brand Value Index(1)	9.86%	8.34%
S&P 500 Index	17.91%	17.25%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 12, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

(1)
Effective June 1, 2018, the Fund’s investment objective changed to track the performance, before fees and expenses, of the EQM Brand Value Index. Prior to June 1, 2018, the Fund’s investment objective was to track the performance, before fees and expenses, of the BrandTransact 50 Index. Performance shown for periods prior to June 1, 2018 is that of the BrandTransact 50 Index.

Reverse Cap Weighted U.S. Large Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Since
Total Returns	Inception
Period Ending September 30, 2018	(10/31/2017)
Reverse Cap Weighted U.S. Large Cap ETF – NAV	12.78%
Reverse Cap Weighted U.S. Large Cap ETF – Market	12.83%
Reverse Cap Weighted US Large Cap Index	12.91%
S&P 500 Index	15.22%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Exponential ETFs

PORTFOLIO ALLOCATIONS
As of September 30, 2018 (Unaudited)

American Customer Satisfaction ETF

Percentage of
Sector	Net Assets
Consumer Discretionary	24.5%
Information Technology	14.3
Financials	13.2
Utilities	12.2
Industrials	11.2
Consumer Staples	11.0
Communication Services	8.4
Health Care	4.5
Energy	0.2
Materials	0.2
Real Estate	0.2
Short-Term Investments	0.1
Other Assets in Excess of Liabilities*	0.0
Total	100.0%

*	Represents less than 0.05% of net assets.

Brand Value ETF

Percentage of
Sector	Net Assets
Consumer Staples	27.3%
Consumer Discretionary	24.4
Information Technology	18.4
Financials	11.6
Industrials	6.1
Health Care	4.0
Communication Services	4.0
Energy	2.1
Materials	1.9
Short-Term Investments	0.2
Other Assets in Excess of Liabilities*	0.0
Total	100.0%

*	Represents less than 0.05% of net assets.
	To the extent that the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.

Exponential ETFs

PORTFOLIO ALLOCATIONS
As of September 30, 2018 (Unaudited) (Continued)

Reverse Cap Weighted U.S. Large Cap ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	20.7%
Industrials	14.6
Financials	12.3
Information Technology	11.5
Health Care	9.9
Real Estate	7.6
Energy	6.1
Utilities	6.0
Materials	5.6
Consumer Staples	5.1
Communication Services	0.4
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
September 30, 2018

Shares	Security Description	Value

	COMMON STOCKS – 97.5%

	Communication Services – 8.4%
571	Altice USA, Inc. – Class A	$10,358
19,160	AT&T, Inc.	643,393
9,215	Motorola Solutions, Inc.	1,199,240
14,040	T-Mobile US, Inc. (a)	985,327
12,353	Verizon Communications, Inc.	659,527
95,914	Vonage Holdings Corporation (a)	1,358,142
		4,855,987

	Consumer Discretionary – 24.5%
15,955	Abercrombie & Fitch Company – Class A	336,970
2,901	Advance Auto Parts, Inc.	488,325
122,786	Ascena Retail Group, Inc. (a)	561,132
90,644	Barnes & Noble, Inc.	525,735
22,408	Bed Bath & Beyond, Inc.	336,120
876	Chipotle Mexican Grill, Inc. (a)	398,160
3,254	Cracker Barrel Old Country Store, Inc.	478,761
4,190	Darden Restaurants, Inc.	465,886
4,684	Dillard’s, Inc. – Class A	357,577
258	DISH Network Corporation – Class A (a)	9,226
1,426	Domino’s Pizza, Inc.	420,385
4,434	Expedia Group, Inc.	578,548
44,610	Ford Motor Company	412,642
13,570	General Motors Company	456,902
10,549	Hilton Worldwide Holdings, Inc.	852,148
4,930	Hyatt Hotels Corporation – Class A	392,379
168,681	J.C. Penney Company, Inc. (a)	280,010
5,810	Kohl’s Corporation	433,136
31,034	L Brands, Inc.	940,330
3,395	Marriott International, Inc. – Class A	448,242
3,820	Netflix, Inc. (a)	1,429,177
8,794	New York Times Company – Class A	203,581
9,374	Nordstrom, Inc.	560,659
1,712	O’Reilly Automotive, Inc. (a)	594,612
8,311	Papa John’s International, Inc.	426,188
13,297	Texas Roadhouse, Inc.	921,349
4,674	TJX Companies, Inc.	523,581
3,955	Yum! Brands, Inc.	359,549
		14,191,310

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Staples – 11.0%
8,328	Clorox Company	$1,252,614
27,267	Coca-Cola Company	1,259,463
4,072	Costco Wholesale Corporation	956,431
14,049	Hershey Company	1,432,998
4,275	Kroger Company	124,445
9,152	PepsiCo, Inc.	1,023,194
3,400	Procter & Gamble Company	282,982
		6,332,127

	Financials – 13.2%
3,252	Allstate Corporation	320,972
14,895	BB&T Corporation	723,003
8,022	Capital One Financial Corporation	761,528
14,985	Charles Schwab Corporation	736,513
15,854	Citigroup, Inc.	1,137,366
4,280	JPMorgan Chase & Company	482,955
61,716	Regions Financial Corporation	1,132,489
11,208	SunTrust Banks, Inc.	748,582
5,987	Travelers Companies, Inc.	776,574
14,912	US Bancorp	787,503
		7,607,485

	Health Care – 2.7%
926	Aetna, Inc.	187,839
4,126	Humana, Inc.	1,396,734
		1,584,573

	Industrials – 11.2%
13,409	Alaska Air Group, Inc.	923,344
436	Allegiant Travel Company	55,285
1,637	American Airlines Group, Inc.	67,657
1,187	Delta Air Lines, Inc.	68,644
4,848	FedEx Corporation	1,167,350
42,737	JetBlue Airways Corporation (a)	827,388
25,430	Southwest Airlines Company	1,588,104
15,211	United Parcel Service, Inc. – Class B	1,775,884
		6,473,656

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information Technology – 14.3%
1,634	Alphabet, Inc. – Class C (a)	$1,950,130
1,530	Amazon.com, Inc. (a)	3,064,590
14,547	Apple, Inc.	3,283,840
		8,298,560

	Utilities – 12.2%
3,076	Ameren Corporation	194,465
11,617	Atmos Energy Corporation	1,090,952
64,786	CenterPoint Energy, Inc.	1,791,333
7,828	Consolidated Edison, Inc.	596,415
8,916	Dominion Energy, Inc.	626,617
2,893	Edison International	195,798
1,126	NextEra Energy, Inc.	188,718
23,676	NiSource, Inc.	590,006
21,785	PPL Corporation	637,429
3,480	Sempra Energy	395,850
17,485	Southern Company	762,346
		7,069,929
	TOTAL COMMON STOCKS (Cost $49,777,243)	56,413,627

	EXCHANGE TRADED FUNDS – 2.4%

	Energy – 0.2%
750	Energy Select Sector SPDR Fund	56,805
1,443	iShares U.S. Energy ETF	60,548
		117,353

	Health Care – 1.8%
5,264	Health Care Select Sector SPDR Fund	500,870
2,464	iShares U.S. Healthcare ETF	499,946
		1,000,816

	Materials – 0.2%
615	iShares U.S. Basic Materials ETF	60,528
957	Materials Select Sector SPDR Fund	55,439
		115,967

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	EXCHANGE TRADED FUNDS (Continued)

	Real Estate – 0.2%
749	iShares U.S. Real Estate ETF	$59,935
1,858	Real Estate Select Sector SPDR Fund	60,589
		120,524
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,208,434)	1,354,660

	SHORT-TERM INVESTMENTS – 0.1%
53,521	Fidelity Investments Money Market Funds –
	Government Portfolio, Class I, 1.95%*	53,521
	TOTAL SHORT-TERM INVESTMENTS (Cost $53,521)	53,521
	TOTAL INVESTMENTS – 100.0% (Cost $51,039,198)	57,821,808
	Other Assets in Excess of Liabilities – 0.0%+	25,778
	NET ASSETS – 100.0%	$57,847,586

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by Fund Advisor.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of September 30, 2018.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
September 30, 2018

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Communication Services – 4.0%
3,523	AT&T, Inc.	$118,302
2,096	Verizon Communications, Inc.	111,906
		230,208

	Consumer Discretionary – 24.4%
2,018	CBS Corporation – Class B	115,934
12,205	Ford Motor Company	112,896
3,907	Gap, Inc.	112,717
1,477	Hilton Worldwide Holdings, Inc.	119,312
549	Home Depot, Inc.	113,726
3,187	Macy’s, Inc.	110,685
890	Marriott International, Inc. – Class A	117,507
690	McDonald’s Corporation	115,430
1,409	NIKE, Inc. – Class B	119,370
910	Royal Caribbean Cruises, Ltd.	118,245
2,063	Starbucks Corporation	117,261
1,020	Walt Disney Company	119,279
		1,392,362

	Consumer Staples – 27.3%
2,813	Campbell Soup Company	103,040
751	Clorox Company	112,958
2,473	Coca-Cola Company	114,228
1,689	Colgate-Palmolive Company	113,078
815	Estee Lauder Companies, Inc. – Class A	118,436
2,380	General Mills, Inc.	102,150
1,087	Hershey Company	110,874
1,033	J.M. Smucker Company	105,996
1,525	Kellogg Company	106,780
2,000	Kraft Heinz Company	110,220
1,004	PepsiCo, Inc.	112,247
1,381	Procter & Gamble Company	114,941
1,659	Walgreens Boots Alliance, Inc.	120,941
1,181	Walmart, Inc.	110,908
		1,556,797

	Energy – 2.1%
1,383	Exxon Mobil Corporation	117,583

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials – 11.6%
1,064	American Express Company	$113,305
3,667	Bank of America Corporation	108,030
1,150	Capital One Financial Corporation	109,170
2,256	Charles Schwab Corporation	110,882
990	JPMorgan Chase & Company	111,712
2,347	Morgan Stanley	109,300
		662,399

	Health Care – 4.0%
1,846	Bristol-Myers Squibb Company	114,600
821	Johnson & Johnson	113,437
		228,037

	Industrials – 6.1%
324	Boeing Company	120,495
579	General Dynamics Corporation	118,533
920	United Parcel Service, Inc. – Class B	107,410
		346,438

	Information Technology – 18.4%
97	Alphabet, Inc. – Class C (a)	115,767
58	Amazon.com, Inc. (a)	116,174
512	Apple, Inc.	115,579
691	Facebook, Inc. – Class A (a)	113,642
4,577	HP, Inc.	117,949
2,430	Intel Corporation	114,915
778	International Business Machines Corporation	117,641
1,042	Microsoft Corporation	119,173
790	Visa, Inc. – Class A	118,571
		1,049,411

	Materials – 1.9%
245	Sherwin-Williams Company	111,526
	TOTAL COMMON STOCKS (Cost $5,535,288)	5,694,761

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	SHORT-TERM INVESTMENTS – 0.2%
10,827	Fidelity Investments Money Market Funds –
	Government Portfolio, Class I, 1.95%*	$10,827
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,827)	10,827
	TOTAL INVESTMENTS – 100.0% (Cost $5,546,115)	5,705,588
	Other Assets in Excess of Liabilities – 0.0%+	1,003
	NET ASSETS – 100.0%	$5,706,591

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by Fund Advisor.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of September 30, 2018.
	To the extent that the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Communication Services – 0.4%
28	AT&T, Inc.	$940
453	CenturyLink, Inc.	9,604
80	Motorola Solutions, Inc.	10,411
17	Verizon Communications, Inc.	908
		21,863

	Consumer Discretionary – 20.7%
100	Advance Auto Parts, Inc.	16,833
109	Aptiv plc	9,145
13	AutoZone, Inc. (a)	10,084
140	Best Buy Company, Inc.	11,110
1	Booking Holdings, Inc. (a)	1,984
517	BorgWarner, Inc.	22,117
189	CarMax, Inc. (a)	14,113
133	Carnival Corporation	8,481
194	CBS Corporation – Class B	11,145
12	Charter Communications, Inc. – Class A (a)	3,911
36	Chipotle Mexican Grill, Inc. (a)	16,363
35	Comcast Corporation – Class A	1,239
325	D.R. Horton, Inc.	13,709
118	Darden Restaurants, Inc.	13,120
370	Discovery, Inc. – Class A (a)	11,840
189	Discovery, Inc. – Class C (a)	5,591
727	DISH Network Corporation – Class A (a)	25,998
64	Dollar General Corporation	6,995
128	Dollar Tree, Inc. (a)	10,438
107	Expedia Group, Inc.	13,961
812	Foot Locker, Inc.	41,396
613	Ford Motor Company	5,670
1,139	Gap, Inc.	32,860
372	Garmin, Ltd.	26,059
141	General Motors Company	4,747
137	Genuine Parts Company	13,618
1,553	Goodyear Tire & Rubber Company	36,325
1,471	H&R Block, Inc.	37,878
1,854	Hanesbrands, Inc.	34,169
628	Harley-Davidson, Inc.	28,448

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
174	Hasbro, Inc.	$18,291
127	Hilton Worldwide Holdings, Inc.	10,259
4	Home Depot, Inc.	829
1,042	Interpublic Group of Companies, Inc.	23,831
193	Kohl’s Corporation	14,388
1,226	L Brands, Inc.	37,148
764	Leggett & Platt, Inc.	33,456
277	Lennar Corporation – Class A	12,933
585	LKQ Corporation (a)	18,527
21	Lowe’s Companies, Inc.	2,411
532	Macy’s, Inc.	18,476
45	Marriott International, Inc. – Class A	5,941
2,447	Mattel, Inc. (a)	38,418
11	McDonald’s Corporation	1,840
564	MGM Resorts International	15,741
265	Michael Kors Holdings, Ltd. (a)	18,168
91	Mohawk Industries, Inc. (a)	15,957
4	Netflix, Inc. (a)	1,497
959	Newell Brands, Inc.	19,468
629	News Corporation – Class A	8,297
1,830	News Corporation – Class B	24,888
25	NIKE, Inc. – Class B	2,118
419	Nordstrom, Inc.	25,060
355	Norwegian Cruise Line Holdings, Ltd. (a)	20,388
190	Omnicom Group, Inc.	12,924
21	O’Reilly Automotive, Inc. (a)	7,294
1,095	PulteGroup, Inc.	27,123
152	PVH Corporation	21,949
221	Ralph Lauren Corporation	30,399
55	Rollins, Inc.	3,338
59	Ross Stores, Inc.	5,847
79	Royal Caribbean Cruises, Ltd.	10,265
51	Starbucks Corporation	2,899
298	Tapestry, Inc.	14,980
50	Target Corporation	4,411
124	Tiffany & Company	15,992

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
27	TJX Companies, Inc.	$3,025
213	Tractor Supply Company	19,357
747	TripAdvisor, Inc. (a)	38,149
20	Twenty-First Century Fox, Inc. – Class A	927
49	Twenty-First Century Fox, Inc. – Class B	2,245
45	Ulta Beauty, Inc. (a)	12,695
716	Under Armour, Inc. – Class A (a)	15,194
796	Under Armour, Inc. – Class C (a)	15,490
80	VF Corporation	7,476
699	Viacom, Inc. – Class B	23,598
11	Walt Disney Company	1,286
202	Whirlpool Corporation	23,987
128	Wynn Resorts, Ltd.	16,264
84	Yum! Brands, Inc.	7,637
		1,222,428

	Consumer Staples – 5.1%
30	Altria Group, Inc.	1,809
152	Archer-Daniels-Midland Company	7,641
419	Brown-Forman Corporation – Class B	21,180
666	Campbell Soup Company	24,396
245	Church & Dwight Company, Inc.	14,546
71	Clorox Company	10,679
26	Coca-Cola Company	1,201
53	Colgate-Palmolive Company	3,548
399	Conagra Brands, Inc.	13,554
27	Constellation Brands, Inc. – Class A	5,822
8	Costco Wholesale Corporation	1,879
2,994	Coty, Inc. – Class A	37,605
34	CVS Health Corporation	2,677
48	Estee Lauder Companies, Inc. – Class A	6,975
153	General Mills, Inc.	6,567
138	Hershey Company	14,076
450	Hormel Foods Corporation	17,730
152	J.M. Smucker Company	15,597
149	Kellogg Company	10,433
45	Kimberly-Clark Corporation	5,114

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Staples (Continued)
103	Kraft Heinz Company	$5,676
248	Kroger Company	7,219
100	McCormick & Company, Inc.	13,175
272	Molson Coors Brewing Company – Class B	16,728
78	Mondelez International, Inc. – Class A	3,351
141	Monster Beverage Corporation (a)	8,217
12	PepsiCo, Inc.	1,342
19	Philip Morris International, Inc.	1,549
12	Procter & Gamble Company	999
78	Sysco Corporation	5,714
174	Tyson Foods, Inc. – Class A	10,358
53	Walgreens Boots Alliance, Inc.	3,864
15	Walmart, Inc.	1,409
		302,630

	Energy – 6.1%
100	Anadarko Petroleum Corporation	6,741
63	Andeavor	9,670
295	Apache Corporation	14,063
501	Baker Hughes a GE Company	16,949
984	Cabot Oil & Gas Corporation	22,160
9	Chevron Corporation	1,100
309	Cimarex Energy Company	28,718
62	Concho Resources, Inc. (a)	9,470
39	ConocoPhillips	3,018
248	Devon Energy Corporation	9,905
31	EOG Resources, Inc.	3,955
360	EQT Corporation	15,923
7	Exxon Mobil Corporation	595
173	Halliburton Company	7,012
480	Helmerich & Payne, Inc.	33,009
209	Hess Corporation	14,960
233	HollyFrontier Corporation	16,287
342	Kinder Morgan, Inc.	6,064
576	Marathon Oil Corporation	13,409
68	Marathon Petroleum Corporation	5,438
277	National Oilwell Varco, Inc.	11,933

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Energy (Continued)
1,489	Newfield Exploration Company (a)	$42,928
504	Noble Energy, Inc.	15,720
46	Occidental Petroleum Corporation	3,780
115	ONEOK, Inc.	7,796
35	Phillips 66	3,945
46	Pioneer Natural Resources Company	8,013
42	Schlumberger, Ltd.	2,559
579	TechnipFMC plc	18,094
36	Valero Energy Corporation	4,095
209	Williams Companies, Inc.	5,683
		362,992

	Financials – 12.3%
189	Affiliated Managers Group, Inc.	25,840
130	Aflac, Inc.	6,119
60	Allstate Corporation	5,922
26	American Express Company	2,769
81	American International Group, Inc.	4,312
72	Ameriprise Financial, Inc.	10,632
38	Aon plc	5,844
212	Arthur J. Gallagher & Company	15,781
364	Assurant, Inc.	39,294
23	Bank of America Corporation	678
81	Bank of New York Mellon Corporation	4,130
98	BB&T Corporation	4,757
6	Berkshire Hathaway, Inc. – Class B (a)	1,285
9	BlackRock, Inc.	4,242
1,078	Brighthouse Financial, Inc. (a)	47,691
45	Capital One Financial Corporation	4,272
169	Cboe Global Markets, Inc.	16,217
66	Charles Schwab Corporation	3,244
22	Chubb, Ltd.	2,940
230	Cincinnati Financial Corporation	17,666
18	Citigroup, Inc.	1,291
257	Citizens Financial Group, Inc.	9,912
21	CME Group, Inc.	3,574
127	Comerica, Inc.	11,455

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials (Continued)
100	Discover Financial Services	$7,645
262	E*TRADE Financial Corporation (a)	13,726
110	Everest Re Group, Ltd.	25,132
356	Fifth Third Bancorp	9,940
747	Franklin Resources, Inc.	22,716
11	Goldman Sachs Group, Inc.	2,467
234	Hartford Financial Services Group, Inc.	11,691
707	Huntington Bancshares, Inc.	10,548
59	Intercontinental Exchange, Inc.	4,418
872	Invesco, Ltd.	19,951
1,346	Jefferies Financial Group, Inc.	29,558
4	JPMorgan Chase & Company	451
440	KeyCorp	8,752
225	Lincoln National Corporation	15,223
300	Loews Corporation	15,069
45	M&T Bank Corporation	7,404
55	Marsh & McLennan Companies, Inc.	4,550
100	MetLife, Inc.	4,672
37	Moody’s Corporation	6,186
67	Morgan Stanley	3,120
72	MSCI, Inc.	12,774
206	Nasdaq, Inc.	17,675
82	Northern Trust Corporation	8,375
1,729	People’s United Financial, Inc.	29,600
21	PNC Financial Services Group, Inc.	2,860
257	Principal Financial Group, Inc.	15,058
75	Progressive Corporation	5,328
48	Prudential Financial, Inc.	4,863
185	Raymond James Financial, Inc.	17,029
486	Regions Financial Corporation	8,918
20	S&P Global, Inc.	3,908
73	State Street Corporation	6,116
81	SunTrust Banks, Inc.	5,410
36	SVB Financial Group (a)	11,190
297	Synchrony Financial	9,231
73	T Rowe Price Group, Inc.	7,970

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials (Continued)
254	Torchmark Corporation	$22,019
45	Travelers Companies, Inc.	5,837
710	Unum Group	27,740
46	US Bancorp	2,429
12	Wells Fargo & Company	631
73	Willis Towers Watson plc	10,289
381	Zions Bancorporation	19,107
		727,443

	Health Care – 9.9%
27	Abbott Laboratories	1,981
13	AbbVie, Inc.	1,230
32	ABIOMED, Inc. (a)	14,392
15	Aetna, Inc.	3,043
143	Agilent Technologies, Inc.	10,087
67	Alexion Pharmaceuticals, Inc. (a)	9,314
21	Align Technology, Inc. (a)	8,216
17	Allergan plc	3,238
165	AmerisourceBergen Corporation	15,216
9	Amgen, Inc.	1,866
11	Anthem, Inc.	3,015
75	Baxter International, Inc.	5,782
12	Becton Dickinson and Company	3,132
9	Biogen, Inc. (a)	3,180
117	Boston Scientific Corporation (a)	4,504
34	Bristol-Myers Squibb Company	2,111
241	Cardinal Health, Inc.	13,014
36	Celgene Corporation (a)	3,222
47	Centene Corporation (a)	6,805
153	Cerner Corporation (a)	9,855
24	Cigna Corporation	4,998
63	Cooper Companies, Inc.	17,460
29	Danaher Corporation	3,151
359	DaVita, Inc. (a)	25,715
624	DENTSPLY SIRONA, Inc.	23,550
47	Edwards Lifesciences Corporation (a)	8,183
19	Eli Lilly & Company	2,039

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Health Care (Continued)
831	Envision Healthcare Corporation (a)	$38,002
48	Express Scripts Holding Company (a)	4,561
29	Gilead Sciences, Inc.	2,239
44	HCA Healthcare, Inc.	6,121
211	Henry Schein, Inc. (a)	17,941
512	Hologic, Inc. (a)	20,982
13	Humana, Inc.	4,401
41	IDEXX Laboratories, Inc. (a)	10,236
12	Illumina, Inc. (a)	4,405
244	Incyte Corporation (a)	16,856
6	Intuitive Surgical, Inc. (a)	3,444
79	IQVIA Holdings, Inc. (a)	10,249
4	Johnson & Johnson	553
72	Laboratory Corporation of America Holdings (a)	12,505
61	McKesson Corporation	8,092
17	Medtronic plc	1,672
16	Merck & Company, Inc.	1,135
25	Mettler-Toledo International, Inc. (a)	15,224
273	Mylan NV (a)	9,992
283	Nektar Therapeutics (a)	17,252
214	PerkinElmer, Inc.	20,816
285	Perrigo Company plc	20,178
20	Pfizer, Inc.	881
126	Quest Diagnostics, Inc.	13,597
17	Regeneron Pharmaceuticals, Inc. (a)	6,869
116	ResMed, Inc.	13,379
21	Stryker Corporation	3,731
9	Thermo Fisher Scientific, Inc.	2,197
3	UnitedHealth Group, Inc.	798
150	Universal Health Services, Inc. – Class B	19,176
198	Varian Medical Systems, Inc. (a)	22,162
25	Vertex Pharmaceuticals, Inc. (a)	4,818
73	Waters Corporation (a)	14,212
45	WellCare Health Plans, Inc. (a)	14,422
67	Zimmer Biomet Holdings, Inc.	8,808
53	Zoetis, Inc.	4,853
		585,058

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials – 14.6%
9	3M Company	$1,896
417	A.O. Smith Corporation	22,255
377	Alaska Air Group, Inc.	25,960
277	Allegion plc	25,088
340	American Airlines Group, Inc.	14,052
147	AMETEK, Inc.	11,631
998	Arconic, Inc.	21,966
3	Boeing Company	1,116
161	C.H. Robinson Worldwide, Inc.	15,765
16	Caterpillar, Inc.	2,440
52	Cintas Corporation	10,286
235	Copart, Inc. (a)	12,110
45	CSX Corporation	3,332
67	Cummins, Inc.	9,787
28	Deere & Company	4,209
102	Delta Air Lines, Inc.	5,899
199	Dover Corporation	17,617
68	Eaton Corporation plc	5,898
57	Emerson Electric Company	4,365
93	Equifax, Inc.	12,143
211	Expeditors International of Washington, Inc.	15,515
221	Fastenal Company	12,822
12	FedEx Corporation	2,890
569	Flowserve Corporation	31,119
468	Fluor Corporation	27,191
94	Fortive Corporation	7,915
494	Fortune Brands Home & Security, Inc.	25,866
20	General Dynamics Corporation	4,094
154	General Electric Company	1,739
11	Honeywell International, Inc.	1,830
79	Huntington Ingalls Industries, Inc.	20,230
190	IHS Markit, Ltd. (a)	10,252
34	Illinois Tool Works, Inc.	4,798
84	Ingersoll-Rand plc	8,593
321	Jacobs Engineering Group, Inc.	24,556
156	JB Hunt Transport Services, Inc.	18,555

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials (Continued)
153	Johnson Controls International plc	$5,355
146	Kansas City Southern	16,539
60	L3 Technologies, Inc.	12,757
9	Lockheed Martin Corporation	3,114
470	Masco Corporation	17,202
849	Nielsen Holdings plc	23,483
24	Norfolk Southern Corporation	4,332
11	Northrop Grumman Corporation	3,491
124	PACCAR, Inc.	8,456
51	Parker-Hannifin Corporation	9,380
688	Pentair plc	29,825
1,209	Quanta Services, Inc. (a)	40,356
18	Raytheon Company	3,720
171	Republic Services, Inc.	12,425
323	Robert Half International, Inc.	22,733
50	Rockwell Automation, Inc.	9,376
66	Rockwell Collins, Inc.	9,271
22	Roper Technologies, Inc.	6,517
113	Snap-on, Inc.	20,747
105	Southwest Airlines Company	6,557
69	Stanley Black & Decker, Inc.	10,104
628	Stericycle, Inc. (a)	36,851
173	Textron, Inc.	12,364
34	TransDigm Group, Inc.	12,658
13	Union Pacific Corporation	2,117
118	United Continental Holdings, Inc. (a)	10,509
20	United Parcel Service, Inc. – Class B	2,335
107	United Rentals, Inc. (a)	17,505
13	United Technologies Corporation	1,818
87	Verisk Analytics, Inc. (a)	10,488
37	W.W. Grainger, Inc.	13,224
62	Waste Management, Inc.	5,602
187	Xylem, Inc.	14,936
		861,927
	Information Technology – 11.5%
12	Accenture plc – Class A	2,042
48	Activision Blizzard, Inc.	3,993

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
6	Adobe Systems, Inc. (a)	$1,620
322	Advanced Micro Devices, Inc. (a)	9,947
219	Akamai Technologies, Inc. (a)	16,020
78	Alliance Data Systems Corporation	18,421
76	Amphenol Corporation- Class A	7,145
65	Analog Devices, Inc.	6,010
72	ANSYS, Inc. (a)	13,441
1	Apple, Inc.	226
132	Applied Materials, Inc.	5,102
56	Arista Networks, Inc. (a)	14,888
43	Autodesk, Inc. (a)	6,713
22	Automatic Data Processing, Inc.	3,315
9	Broadcom, Inc.	2,221
96	Broadridge Financial Solutions, Inc.	12,667
343	CA, Inc.	15,143
338	Cadence Design Systems, Inc. (a)	15,318
20	Cisco Systems, Inc.	973
131	Citrix Systems, Inc. (a)	14,562
61	Cognizant Technology Solutions Corporation – Class A	4,706
227	Corning, Inc.	8,013
91	DXC Technology Company	8,510
192	eBay, Inc. (a)	6,340
51	Electronic Arts, Inc. (a)	6,145
94	F5 Networks, Inc. (a)	18,745
1	Facebook, Inc. – Class A (a)	164
54	Fidelity National Information Services, Inc.	5,890
80	Fiserv, Inc. (a)	6,590
50	FleetCor Technologies, Inc. (a)	11,392
390	FLIR Systems, Inc.	23,973
98	Gartner, Inc. (a)	15,533
86	Global Payments, Inc.	10,956
69	Harris Corporation	11,675
512	Hewlett Packard Enterprise Company	8,351
213	HP, Inc.	5,489
21	Intel Corporation	993
12	International Business Machines Corporation	1,815

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
17	Intuit, Inc.	$3,866
218	IPG Photonics Corporation (a)	34,023
790	Juniper Networks, Inc.	23,676
122	KLA-Tencor Corporation	12,409
51	Lam Research Corporation	7,737
5	Mastercard, Inc. – Class A	1,113
127	Microchip Technology, Inc.	10,022
88	Micron Technology, Inc. (a)	3,980
1	Microsoft Corporation	114
116	NetApp, Inc.	9,963
4	NVIDIA Corporation	1,124
28	Oracle Corporation	1,444
118	Paychex, Inc.	8,691
22	PayPal Holdings, Inc. (a)	1,932
292	Qorvo, Inc. (a)	22,452
30	QUALCOMM, Inc.	2,161
53	Red Hat, Inc. (a)	7,223
13	salesforce.com, Inc. (a)	2,067
289	Seagate Technology plc	13,684
150	Skyworks Solutions, Inc.	13,606
848	Symantec Corporation	18,045
134	Synopsys, Inc. (a)	13,214
107	Take-Two Interactive Software, Inc. (a)	14,765
73	TE Connectivity, Ltd.	6,419
17	Texas Instruments, Inc.	1,824
129	Total System Services, Inc.	12,737
325	Twitter, Inc. (a)	9,249
78	VeriSign, Inc. (a)	12,489
5	Visa, Inc. – Class A	750
213	Western Digital Corporation	12,469
1,297	Western Union Company	24,721
1,283	Xerox Corporation	34,615
138	Xilinx, Inc.	11,063
		678,694

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Materials – 5.6%
36	Air Products & Chemicals, Inc.	$6,014
201	Albemarle Corporation	20,056
212	Avery Dennison Corporation	22,970
335	Ball Corporation	14,737
342	CF Industries Holdings, Inc.	18,618
18	DowDuPont, Inc.	1,158
155	Eastman Chemical Company	14,837
38	Ecolab, Inc.	5,958
227	FMC Corporation	19,790
824	Freeport-McMoRan, Inc.	11,470
162	International Flavors & Fragrances, Inc.	22,537
188	International Paper Company	9,240
51	LyondellBasell Industries NV – Class A	5,228
85	Martin Marietta Materials, Inc.	15,466
652	Mosaic Company	21,177
426	Newmont Mining Corporation	12,865
161	Nucor Corporation	10,215
172	Packaging Corporation of America	18,867
69	PPG Industries, Inc.	7,530
27	Praxair, Inc.	4,340
806	Sealed Air Corporation	32,361
12	Sherwin-Williams Company	5,463
127	Vulcan Materials Company	14,122
267	WestRock Company	14,268
		329,287
	Real Estate – 7.6%
121	Alexandria Real Estate Equities, Inc. (b)	15,221
22	American Tower Corporation (b)	3,197
695	Apartment Investment &
	Management Company – Class A (b)	30,670
45	AvalonBay Communities, Inc. (b)	8,152
81	Boston Properties, Inc. (b)	9,970
311	CBRE Group, Inc. – Class A (a)	13,715
39	Crown Castle International Corporation (b)	4,342
67	Digital Realty Trust, Inc. (b)	7,536
715	Duke Realty Corporation (b)	20,285

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Real Estate (Continued)
14	Equinix, Inc. (b)	$6,061
125	Equity Residential (b)	8,282
51	Essex Property Trust, Inc. (b)	12,582
201	Extra Space Storage, Inc. (b)	17,415
164	Federal Realty Investment Trust (b)	20,741
627	HCP, Inc. (b)	16,503
606	Host Hotels & Resorts, Inc. (b)	12,787
576	Iron Mountain, Inc. (b)	19,883
1,610	Kimco Realty Corporation (b)	26,951
628	Macerich Company (b)	34,722
173	Mid-America Apartment Communities, Inc. (b)	17,331
75	Prologis, Inc. (b)	5,084
33	Public Storage (b)	6,654
212	Realty Income Corporation (b)	12,061
288	Regency Centers Corporation (b)	18,625
72	SBA Communications Corporation (a) (b)	11,565
20	Simon Property Group, Inc. (b)	3,535
234	SL Green Realty Corporation (b)	22,822
487	UDR, Inc. (b)	19,689
168	Ventas, Inc. (b)	9,136
202	Vornado Realty Trust (b)	14,746
126	Welltower, Inc. (b)	8,104
234	Weyerhaeuser Company (b)	7,551
		445,918
	Utilities – 6.0%
1,822	AES Corporation	25,508
471	Alliant Energy Corporation	20,050
199	Ameren Corporation	12,581
80	American Electric Power Company, Inc.	5,670
148	American Water Works Company, Inc.	13,020
587	CenterPoint Energy, Inc.	16,231
292	CMS Energy Corporation	14,308
104	Consolidated Edison, Inc.	7,924
62	Dominion Energy, Inc.	4,357
89	DTE Energy Company	9,713
43	Duke Energy Corporation	3,441

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Utilities (Continued)
143	Edison International	$9,678
160	Entergy Corporation	12,981
225	Evergy, Inc.	12,357
167	Eversource Energy	10,260
111	Exelon Corporation	4,846
301	FirstEnergy Corporation	11,188
15	NextEra Energy, Inc.	2,514
762	NiSource, Inc.	18,989
564	NRG Energy, Inc.	21,094
191	PG&E Corporation	8,788
291	Pinnacle West Capital Corporation	23,041
333	PPL Corporation	9,744
148	Public Service Enterprise Group, Inc.	7,813
1,084	SCANA Corporation	42,157
54	Sempra Energy	6,142
103	Southern Company	4,491
140	WEC Energy Group, Inc.	9,346
173	Xcel Energy, Inc.	8,167
		356,399
	TOTAL COMMON STOCKS (Cost $5,939,512)	5,894,639

	SHORT-TERM INVESTMENTS – 0.1%
4,107	Fidelity Investments Money Market Funds –
	Government Portfolio, Class I, 1.95%*	4,107
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,107)	4,107
	TOTAL INVESTMENTS – 99.9% (Cost $5,943,619)	5,898,746
	Other Assets in Excess of Liabilities – 0.1%	3,128
	NET ASSETS – 100.0%	$5,901,874

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by Fund Advisor.
(a)	Non-income producing security.
(b)	Real Estate Investment Trust (“REIT”).
*	Rate shown is the annualized seven-day yield as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2018

	American		Reverse Cap
	Customer		Weighted U.S.
	Satisfaction ETF	Brand Value ETF	Large Cap ETF
ASSETS
Investments in
securities, at value*	$57,821,808	$5,705,588	$5,898,746
Cash	—	—	371
Dividends and interest receivable	56,785	4,079	7,514
Total assets	57,878,593	$5,709,667	$5,906,631

LIABILITIES
Payable for securities purchased	—	—	3,319
Management fees payable	31,007	3,076	1,438
Total liabilities	31,007	3,076	4,757

NET ASSETS	$57,847,586	$5,706,591	$5,901,874

Net assets consist of:
Paid-in capital	$51,162,145	$5,693,417	$5,938,392
Total distributable earnings/
(accumulated deficit)	6,685,441	13,174	(36,518)
Net assets	$57,847,586	$5,706,591	$5,901,874

Net asset value:
Net assets	$57,847,586	$5,706,591	$5,901,874
Shares outstanding^	1,700,000	350,000	350,000
Net asset value, offering and
redemption price per share	$34.03	$16.30	$16.86

* Identified Cost:
Investments in securities	$51,039,198	$5,546,115	$5,943,619

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

STATEMENTS OF OPERATIONS
For the Periods Ended September 30, 2018

	American		Reverse Cap
	Customer		Weighted U.S.
	Satisfaction ETF	Brand Value ETF	Large Cap ETF*
INCOME
Dividends	$1,015,986	$111,190	$63,830
Interest	1,484	93	97
Total investment income	1,017,470	111,283	63,927

EXPENSES
Management fees	320,516	22,620	9,634
Total expenses	320,516	22,620	9,634
Net investment income (loss)	696,954	88,663	54,293

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)
on investments	2,580,370	82,533	393,018
Change in unrealized appreciation
(depreciation) on investments	5,069,531	156,711	(44,873)
Net realized and unrealized
gain (loss) on investments	7,649,901	239,244	348,145
Net increase (decrease)
in net assets resulting
from operations	$8,346,855	$327,907	$402,438

*	Fund commenced operations on October 31, 2017. The information presented is for the period from October 31, 2017 to September 30, 2018.

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	September 30, 2018	September 30, 2017*
OPERATIONS
Net investment income (loss)	$696,954	$278,819
Net realized gain (loss) on investments	2,580,370	22,085
Change in unrealized appreciation
(depreciation) on investments	5,069,531	1,713,079
Net increase (decrease) in net assets
resulting from operations	8,346,855	2,013,983

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(554,908)	(21,981	)**
Total distributions to shareholders	(554,908)	(21,981)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	21,207,600	38,856,785
Transaction fees (Note 6)	27	—
Payments for shares redeemed	(12,000,775)	—
Net increase (decrease) in net assets
derived from capital
share transactions (a)	9,206,852	38,856,785
Net increase (decrease) in net assets	$16,998,799	$40,848,787

NET ASSETS
Beginning of year/period	$40,848,787	$—
End of year/period	$57,847,586	$40,848,787	***

(a)	A summary of capital share transactions is as follows:

	Year Ended	Period Ended
	September 30, 2018	September 30, 2017*
	Shares	Shares
Subscriptions	675,000	1,400,000
Redemptions	(375,000)	—
Net income (decrease)	300,000	1,400,000

*	Fund commenced operations on October 31, 2016. The information presented is for the period from October 31, 2016 to September 30, 2017.
**	Distribution is derived entirely from net investment income for the Fund.
***	Includes accumulated undistributed net investment income of $256,838.

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	September 30, 2018	September 30, 2017*
OPERATIONS
Net investment income (loss)	$88,663	$6,927
Net realized gain (loss) on investments	82,533	(6,318)
Change in unrealized appreciation
(depreciation) on investments	156,711	2,762
Net increase (decrease) in net assets
resulting from operations	327,907	3,371

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(19,062)	—
Total distributions to shareholders	(19,062)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	6,281,480	1,500,000
Transaction fees (Note 6)	—	1,025
Payments for shares redeemed	(2,388,130)	—
Net increase (decrease) in net assets
derived from capital
share transactions (a)	3,893,350	1,501,025
Net increase (decrease) in net assets	$4,202,195	$1,504,396

NET ASSETS
Beginning of year/period	$1,504,396	$—
End of year/period	$5,706,591	$1,504,396	**

(a)	A summary of capital share transactions is as follows:

	Year Ended	Period Ended
	September 30, 2018	September 30, 2017*
	Shares	Shares
Subscriptions	400,000	100,000
Redemptions	(150,000)	—
Net increase (decrease)	250,000	100,000

*	Fund commenced operations on June 12, 2017. The information presented is for the period from June 12, 2017 to September 30, 2017.
**	Includes accumulated undistributed net investment income of $6,927.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2018*
OPERATIONS
Net investment income (loss)	$54,293
Net realized gain (loss) on investments	393,018
Change in unrealized appreciation (depreciation)
on investments	(44,873)
Net increase (decrease) in net assets
resulting from operations	402,438

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(5,149)
Total distributions to shareholders	(5,149)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	8,772,570
Payments for shares redeemed	(3,267,985)
Net increase (decrease) in net assets derived
from capital share transactions (a)	5,504,585
Net increase (decrease) in net assets	$5,901,874

NET ASSETS
Beginning of period	$—
End of period	$5,901,874

(a)	A summary of capital share transactions is as follows:

Period Ended
September 30, 2018*
Shares
Subscriptions	550,000
Redemptions	(200,000)
Net increase (decrease)	350,000

*	Fund commenced operations on October 31, 2017. The information presented is for the period from October 31, 2017 to September 30, 2018.

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Period Ended
	September 30, 2018	September 30, 2017(1)
Net asset value, beginning of year/period	$29.18	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.45	0.40
Net realized and unrealized
gain (loss) on investments	4.77	3.83
Total from investment operations	5.22	4.23

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.37)	(0.05)
Total distributions	(0.37)	(0.05)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	0.00 (6)	—

Net asset value, end of year/period	$34.03	$29.18

Total return	18.02%	16.92	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$57,848	$40,849

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65%	0.65	%(4)
Net investment income (loss)
to average net assets	1.41%	1.56	%(4)

Portfolio turnover rate(5)	72%	38	%(3)

(1)	Commencement of operations on October 31, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Period Ended
	September 30, 2018	September 30, 2017(1)
Net asset value, beginning of year/period	$15.04	$15.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.40	0.07
Net realized and unrealized
gain (loss) on investments	0.99	(0.04)
Total from investment operations	1.39	0.03

DISTRIBUTIONS TO SHAREHOLDERS:
Distribution from:
Net investment income	(0.13)	—
Total distributions	(0.13)	—

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—	0.01

Net asset value, end of year/period	$16.30	$15.04

Total return	9.25%	0.29	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$5,707	$1,504

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65%	0.65	%(4)
Net investment income (loss)
to average net assets	2.55%	1.54	%(4)

Portfolio turnover rate(5)	86%	77	%(3)

(1)	Commencement of operations on June 12, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	September 30, 2018(1)
Net asset value, beginning of period	$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.25
Net realized and unrealized gain (loss) on investments	1.66
Total from investment operations	1.91

DISTRIBUTIONS TO SHAREHOLDERS:
Distribution from:
Net investments income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$16.86

Total return	12.78	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$5,902

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29	%(4)
Net investment income (loss) to average net assets	1.66	%(4)

Portfolio turnover rate(5)	36	%(3)

(1)	Commencement of operations on October 31, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

NOTE 1 – ORGANIZATION

American Customer Satisfaction ETF, Brand Value ETF and Reverse Cap Weighted U.S. Large Cap ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the American Customer Satisfaction ETF is to track the performance, before fees and expenses, of the American Customer Satisfaction Investable Index. The investments objective of the Brand Value ETF is to track the performance, before fees and expenses, of the EQM Brand Value Index. The investments objective of the Reverse Cap Weighted U.S. Large Cap ETF is to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index. American Customer Satisfaction ETF commenced operations on October 31, 2016, Brand Value ETF commenced operations on June 12, 2017, and Reverse Cap Weighted U.S. Large Cap ETF commenced operations on October 31, 2017. Effective June 1, 2018 Brand Value ETF changed its index from BrandTransact 50 Index to the EQM Brand Value Index. Effective May 17, 2018 American Customer Satisfaction Core Alpha ETF changed its name to American Customer Satisfaction ETF.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the United States of America generally accepted accounting principles (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”) If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2018:

American Customer Satisfaction ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$56,413,627	$—	$—	$56,413,627
Exchange Traded Funds	1,354,660	—	—	1,354,660
Short-Term Investments	53,521	—	—	53,521
Total Investments
in Securities	$57,821,808	$—	$—	$57,821,808

^	Schedule of Investments for breakout of investments by sector classification.

Brand Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,694,761	$—	$—	$5,694,761
Short-Term Investments	10,827	—	—	10,827
Total Investments
in Securities	$5,705,588	$—	$—	$5,705,588

^	Schedule of Investments for breakout of investments by sector classification.

Reverse Cap Weighted U.S. Large Cap ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,894,639	$—	$—	$5,894,639
Short-Term Investments	4,107	—	—	4,107
Total Investments
in Securities	$5,898,746	$—	$—	$5,898,746

^	See Schedule of Investments for breakout of investments by sector classification.

For the periods ended September 30, 2018, the Funds did not recognize any transfers to or from Level 3.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the most recently completed fiscal period end, the Funds did not occur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions for financial statement purposes. The actual character of distribution to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

G.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the year/period ended September, 30, 2018, the following table shows the reclassifications made:

	Distributable	Paid-In
	Earnings	Capital
American Customer Satisfaction ETF	(3,098,508)	3,098,508
Brand Value ETF	(299,042)	299,042
Reverse Cap Weighted
U.S. Large Cap ETF	(433,807)	433,807

During the year/period ended September 30, 2018, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings/(accumulated deficit) to paid in capital.

American Customer Satisfaction ETF	$3,098,508
Brand Value ETF	$299,042
Reverse Cap Weighted U.S. Large Cap ETF	$433,807

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to September 30, 2018, that materially impacted the amounts or disclosures in each Funds’ financial statements.

J.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date.  Management has evaluated ASU 2018-13 and has adopted the framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

CSat Investments Advisory, L.P. d/b/a Exponential ETFs (the “Advisor”), serves as the investment advisor to the Funds.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Advisor has agreed to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the, American Customer Satisfaction ETF and Brand Value ETF the Funds pay the Advisor 0.65% and Reverse Cap Weighted U.S. Large Cap ETF pays the Advisor 0.294% at an annual rate based on each Funds’ average daily net assets.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the year/period ended September 30, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind redemptions, were as follows:

	Purchases	Sales
American Customer Satisfaction ETF	$35,763,427	$35,226,642
Brand Value ETF	$3,166,914	$3,000,069
Reverse Cap Weighted U.S. Large Cap ETF	$2,285,785	$1,306,766

During the year/period ended September 30, 2018, there were no purchases or sales of U.S. Government securities by the Funds.

During the year/period ended September 30, 2018, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	Purchases	Sales
American Customer Satisfaction ETF	$21,023,366	$12,031,551
Brand Value ETF	$6,249,091	$2,391,285
Reverse Cap Weighted U.S. Large Cap ETF	$7,843,608	$3,246,041

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes at September 30, 2018 were as follows:

	American		Reverse Cap
	Customer		Weighted U.S.
	Satisfaction ETF	Brand Value ETF	Large Cap ETF
Total cost of investments	$51,632,686	$5,589,808	$5,984,168
Gross tax unrealized appreciation	$8,326,418	$273,271	$221,045
Gross tax unrealized depreciation	(2,137,296)	(157,491)	(306,467)
Total unrealized
appreciation/(depreciation)	6,189,122	115,780	(85,422)
Undistributed ordinary income	574,978	76,528	49,144
Undistributed long term
capital gains	—	—	—
Total accumulated gain/(loss)	574,978	76,528	49,144
Other accumulated gain/(loss)	(78,659)	(179,134)	(240)
Distributable earnings/
(accumulated deficit)	$6,685,441	$13,174	$(36,518)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

As of September 30, 2018, the Funds deferred, on a tax basis, no late-year losses and no post-October capital losses.

As of September 30, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term
American Customer Satisfaction ETF	$67,154	$11,505
Brand Value ETF	$178,905	$229
Reverse Cap Weighted U.S. Large Cap ETF	$240	$—
These amounts do not have an expiration date.

The tax character of distributions paid by the Funds during the fiscal period ended September 30, 2018 were as follows:

	Ordinary Income	Capital Gains
American Customer Satisfaction ETF	$554,908	$—
Brand Value ETF	$19,062	$—
Reverse Cap Weighted U.S. Large Cap ETF	$5,149	$—

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

The tax character of distributions paid by the Funds during the fiscal period ended September 30, 2017 were as follows:

	Ordinary Income	Capital Gains
American Customer Satisfaction ETF	$21,981	$—
Brand Value ETF	$—	$—

NOTE 6 – SHARE TRANSACTIONS

Shares of American Customer Satisfaction ETF and Reverse Cap Weighted U.S. Large Cap ETF are listed and trade on Cboe Global Markets, Inc. (“Cboe”) and shares of Brand Value ETF are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares for American Customer Satisfaction ETF and 50,000 shares for Brand Value ETF and Reverse Cap Weighted U.S. Large Cap ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for American Customer Satisfaction ETF and Brand Value ETF is $250 and for Reverse Cap Weighted U.S. Large Cap ETF is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statement of Changes in

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Funds have equal rights and privileges.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2018, a shareholder holds more than 25% of the total outstanding shares of American Customer Satisfaction ETF.

NOTE 8 – PRINCIPAL RISK

Sector Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Exponential ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of American Customer Satisfaction ETF, Brand Value ETF, and Reverse Cap Weighted U.S. Large Cap ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Customer Satisfaction ETF, Brand Value ETF, and Reverse Cap Weighted U.S. Large Cap ETF (the “Funds”), each a series of ETF Series Solutions, as of September 30, 2018, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two periods in the period then ended for American Customer Satisfaction ETF and Brand Value ETF, and the related statements of operations and changes in net assets and the financial highlights for the period October 31, 2017 (commencement of operations) to September 30, 2018 for Reverse Cap Weighted U.S. Large Cap ETF, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 27, 2018

Exponential ETFs

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	41	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (38
	Audit		(2000–2011).		portfolios).
Committee
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	41	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (38
portfolios).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	41	Independent
Born: 1956		term;	Director and General		Trustee, PPM
		since	Counsel, Artisan Partners		Funds (9
		2018	Limited Partnership		portfolios)
			(investment adviser)		(since 2018).
(2000–2013); Executive Vice
President and General Counsel,
Artisan Partners Asset
Management Inc. (2012–2013);
Vice President and General
Counsel, Artisan Funds, Inc.
(investment company)
(2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	41	None
Born: 1967	and	term;	U.S. Bancorp Fund Services,
	Chairman	Trustee	LLC (since 2013); Managing
		since	Director of Index Services,
		2014;	Zacks Investment Management
		Chairman	(2011–2013).
since
2013

Exponential ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC (since
Born: 1981	President	term;	2012); Associate, Thompson Hine LLP (law firm)
	and	since 2014	(2008–2012).
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund
	Officer	since 2015	Services, LLC (2014–2015); Assistant Vice President,
U.S. Bancorp Fund Services, LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp
		since 2014	Fund Services, LLC (2011-2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp
		since 2017	Fund Services, LLC (2012-2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1983	Treasurer	term;	LLC (since 2016); Officer, U.S. Bancorp Fund Services,
		since 2017	LLC (2012-2016).

The Statement of Additional Information (”SAI”) includes additional information about the Trustees as is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.tctl.com.

Exponential ETFs

EXPENSE EXAMPLES
For the Periods Ended September 30, 2018 (Unaudited)

As a shareholder of American Customer Satisfaction ETF, Brand Value ETF and Reverse Cap Weighted U.S. Large Cap ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 – September 30, 2018) for American Customer Satisfaction ETF, Brand Value ETF and Reverse Cap Weighted U.S. Large Cap ETF.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Exponential ETFs

EXPENSE EXAMPLES
For the Periods Ended September 30, 2018 (Unaudited) (Continued)

American Customer Satisfaction ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2018	September 30, 2018	During the Period(1)
Actual	$1,000.00	$1,109.80	$3.44
Hypothetical (5% annual	$1,000.00	$1,021.81	$3.29
return before expenses)

Brand Value ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2018	September 30, 2018	During the Period(1)
Actual	$1,000.00	$1,062.70	$3.36
Hypothetical (5% annual	$1,000.00	$1,021.81	$3.29
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.65%, multiplied by the average account value during the period, multiplied the number of days in the current period, 183 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Reverse Cap Weighted U.S. Large Cap ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2018	September 30, 2018	During the Period(2)
Actual	$1,000.00	$1,084.80	$1.54
Hypothetical (5% annual	$1,000.00	$1,023.59	$1.49
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.294%, multiplied by the average account value during the period, multiplied the number of days in the current period, 183 days, and divided by the number of days in the current fiscal period.

Exponential ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended September 30, 2018, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

American Customer Satisfaction ETF	86.92%
Brand Value ETF	63.66%
Reverse Cap Weighted U.S. Large Cap ETF	94.64%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended September 30, 2017 was as follows:

American Customer Satisfaction ETF	86.00%
Brand Value ETF	63.66%
Reverse Cap Weighted U.S. Large Cap ETF	94.33%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

American Customer Satisfaction ETF	0.00%
Brand Value ETF	0.00%
Reverse Cap Weighted U.S. Large Cap ETF	0.00%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their respective websites at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com daily.

Exponential ETFs

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing each Fund’s website at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge on each Fund’s website at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com.

 (This Page Intentionally Left Blank.)

Advisor
CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

American Customer Satisfaction ETF Index Provider
CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

Brand Value ETF Index Provider
Brandometry, LLC
395 5th Avenue, 8th Floor
New York, New York 10016

Reverse Cap Weighted U.S. Large Cap ETF Index Provider
CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Street, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

American Customer Satisfaction ETF
Symbol – ACSI
CUSIP – 26922A776

Brand Value ETF
Symbol – BVAL
CUSIP – 26922A693

Reverse Cap Weighted U.S. Large Cap ETF
Symbol – RVRS
CUSIP – 226922A685

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

American Customer Satisfaction ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Brand Value ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Reverse Cap Weighted U.S. Large Cap ETF
	FYE 9/30/2018	FYE 9/30/2018
Audit Fees	$14,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

American Customer Satisfaction ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Brand Value ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Reverse Cap Weighted U.S. Large Cap ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

American Customer Satisfaction ETF
Non-Audit Related Fees	FYE 9/30/2018	FYE 9/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Brand Value ETF
Non-Audit Related Fees	FYE 9/30/2018	FYE 9/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Reverse Cap Weighted U.S. Large Cap ETF
Non-Audit Related Fees	FYE 9/30/2018	FYE 9/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Furnished herewith.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change I the registrant’s public accountant for the period covered by the report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*  /s/ Paul R. Fearday
               Paul R. Fearday, President (principal executive officer)

Date   11/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Paul R. Fearday
           Paul R. Fearday, President (principal executive officer)
Date 11/26/18

By (Signature and Title)* /s/ Elizabeth A. Winske
  Elizabeth A. Winske Assistant Treasurer (acting principal financial officer)

Date 11/26/18